Information about Group's Financial Liabilities Classified as Level 3 (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure USD ($)	Dec. 31, 2010 Carrying (Reported) Amount, Fair Value Disclosure CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 CNY
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes measured at fair value				$ 154,386,000	971,693,000	$ 185,997,000	1,227,577,000	0	0	0	0	971,693,000	1,227,577,000
Interest rate swap transaction					7,315,000			0		0		7,315,000
Total financial liability, non-current	$ 155,549,000	979,008,000	1,227,577,000		979,008,000		1,227,577,000	0	0	0	0	979,008,000	1,227,577,000